Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Mar. 30, 2022	Jan. 31, 2022	Jan. 27, 2022	Jan. 25, 2022	Jan. 19, 2022
Subsequent Events (Details) [Line Items]
PPP loan, description					$7.3 million of a $7.6 million PPP loan was forgiven resulting in a remaining PPP Loan balance of $0.3 million.
Maturity date		May 02, 2025
Payments due (in Dollars)		$ 100,000
Debt issuance costs (in Dollars)				$ 500,000
Issuance shares			13,900,557
Shares granted			2,328,000
Shares vested			87,999
Total fair value of vested shares, net of tax (in Dollars)			$ 300,000
Administrative agent fee (in Dollars)	$ 500,000
Subordinated Debt [Member]
Subsequent Events (Details) [Line Items]
Maturity date				Jul. 26, 2022
2021 Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Issuance shares			12,843,914
2021 Employee Stock Purchase Plan [Member]
Subsequent Events (Details) [Line Items]
Issuance shares			1,056,643